Investments - Future payments under contractual commitments (Details) $ in Millions	Dec. 31, 2020 CAD ($)
Disclosure of subsidiaries [line items]
Long-term service agreements	$ 173
SP Skookumchuck Investment, LLC
Disclosure of subsidiaries [line items]
Long-term service agreements	33
2021
Disclosure of subsidiaries [line items]
Long-term service agreements	31
2021 | SP Skookumchuck Investment, LLC
Disclosure of subsidiaries [line items]
Long-term service agreements	1
2022
Disclosure of subsidiaries [line items]
Long-term service agreements	37
2022 | SP Skookumchuck Investment, LLC
Disclosure of subsidiaries [line items]
Long-term service agreements	1
2023
Disclosure of subsidiaries [line items]
Long-term service agreements	22
2023 | SP Skookumchuck Investment, LLC
Disclosure of subsidiaries [line items]
Long-term service agreements	1
2024
Disclosure of subsidiaries [line items]
Long-term service agreements	18
2024 | SP Skookumchuck Investment, LLC
Disclosure of subsidiaries [line items]
Long-term service agreements	1
2025
Disclosure of subsidiaries [line items]
Long-term service agreements	10
2025 | SP Skookumchuck Investment, LLC
Disclosure of subsidiaries [line items]
Long-term service agreements	1
2026
Disclosure of subsidiaries [line items]
Long-term service agreements	55
2026 | SP Skookumchuck Investment, LLC
Disclosure of subsidiaries [line items]
Long-term service agreements	$ 28